Loans, Allowance for Loan Losses (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($) qtr	Jun. 30, 2018 USD ($) qtr		Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($) qtr
LOANS [Abstract]
Look-back weighted period for average loss rates | qtr		20	20					10
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 3,780	$ 3,471	$ 3,599	[1]	$ 3,393	$ 3,393		$ 3,723
Provision for (recovery) of loan losses	88	64	340		215	704		(27)
Charge-offs	(56)	(359)	(135)		(437)	(735)		(440)
Recoveries	32	37	40		42	237		137
Ending balance	3,844	3,213	3,844		3,213	3,599	[1]	3,393
Commercial Real Estate [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	2,459	1,692	2,260		1,607	1,607		2,173
Provision for (recovery) of loan losses	18	332	264		414	708		(590)
Charge-offs	0	(73)	(50)		(73)	(208)		(71)
Recoveries	27	3	30		6	153		95
Ending balance	2,504	1,954	2,504		1,954	2,260		1,607
Commercial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance			634		1,171	1,171		542
Provision for (recovery) of loan losses						(218)		913
Charge-offs						(369)		(301)
Recoveries						50		17
Ending balance						634		1,171
Commercial [Member] | Commercial and Industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	597	1,132	634		1,171	1,171
Provision for (recovery) of loan losses	9	(416)	(5)		(454)
Charge-offs	0	(233)	(25)		(234)
Recoveries	2	18	4		18
Ending balance	608	501	608		501	634		1,171
Residential Mortgage [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	527	444	505		427	427		482
Provision for (recovery) of loan losses	55	69	77		152	126		(55)
Charge-offs	(50)	0	(50)		(66)	(66)		0
Recoveries	0	11	0		11	18		0
Ending balance	532	524	532		524	505		427
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	197	203	200		188	188
Provision for (recovery) of loan losses	6	79	4		103
Charge-offs	(6)	(53)	(10)		(64)
Recoveries	3	5	6		7
Ending balance	$ 200	$ 234	$ 200		$ 234	$ 200		$ 188

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.